Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Principles of consolidation
(a)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and all of its subsidiaries. The Company consolidates companies in which it has controlling interest of over 50%. All significant intercompany accounts, transactions and cash flows have been eliminated on consolidation.

Cash and cash equivalents
(b)	Cash and cash equivalents
Cash and cash equivalents include all cash balances and certificates of deposit having a maturity date of three months or less upon acquisition.
Allowance for doubtful accounts
(c)	Allowance for doubtful accounts

Accounts receivable balance is recorded net of allowances for amounts not expected to be collected from customers. Because the accounts receivable are typically unsecured, the Company periodically evaluates the collectability of accounts based on a combination of factors, including a particular customer’s ability to pay as well as the age of the receivables. To evaluate a specific customer’s ability to pay, the Company analyzes financial statements, payment history, third-party credit analysis reports and various information or disclosures by the customer or other publicly available information. In cases where the evidence suggests a customer may not be able to satisfy its obligation to the Company, a specific allowance would be set up for the perceived risk. If the financial condition of customers deteriorates, resulting in an impairment of their ability to make payments, additional allowances may be required.

Derivative financial instrument
(d)	Derivative financial instrument

Our earnings and cash flows are subject to fluctuations due to changes in foreign currency exchange rates. Derivative financial instruments are adopted to prudently manage foreign currency exchange rates and not for the purpose of creating speculative positions. Derivatives that we use are primarily foreign currency forward contracts which are either recorded as either assets or liabilities at fair value. Any gains or losses derived from derivative financial instruments are recognized in the consolidated statement of comprehensive income.

Inventories
(e)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined on the first-in, first-out basis. The standard cost of work-in-progress and finished goods comprises direct materials, labor and manufacturing overheads. Write downs of potentially obsolete or slow-moving inventory are recorded based on management’s analysis of inventory levels.

For the Company’s FPC and TCA reporting units, the Company orders inventory from its suppliers based on firm customer orders for products that are unique to each customer. The inventory is utilized in production as soon as all the necessary components are received. The only reason that inventory would not be utilized within six months is if a specific customer deferred or canceled an order. As the inventory is typically unique to each customer’s products, it is unusual for the Company to be able to utilize the inventory for other customers’ products. Therefore, the Company’s policy is to negotiate with the customer for the disposal of such inventory that remains unused for six months. The Company does not generally write down its inventories as usually, the customers are held to their purchase commitments. However, there are cases where customers are contractually obligated to purchase the unused inventory from the Company, but the Company may elect not to immediately enforce such contractual right for business reasons. In this connection, the Company will consider writing down these inventory items which remained unused for over six months at the Company’s own cost. Prior to writing down, management would determine if the inventory can be utilized in other products.

Finance lease receivable
(f)	Finance lease receivable

Finance lease receivable is derived from sales of property, plant and equipment and is comprised of the minimum lease payments due on the direct financial lease. From April 1, 2012, monthly interest income has been recognized in the consolidated statement of comprehensive income based on principal balance of $14,000 at an annual interest rate of 10%.

Property, plant and equipment and land use rights
(g)	Property, plant and equipment and land use rights

Property, plant and equipment and land use rights are recorded at cost and include interest on funds borrowed to finance construction, if applicable. For the years ended December 31, 2011, 2012 and 2013, interest of $13, nil and nil was capitalized, respectively. The cost of major improvements and betterments is capitalized whereas the cost of maintenance and repairs is expensed in the year incurred. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Gains and losses from the disposal of property, plant and equipment and land use rights are included in the consolidated statement of comprehensive income.

The majority of the land in Hong Kong is owned by the government of Hong Kong which leases the land at public auction to non-governmental entities. All of the Company’s leasehold land in Hong Kong have leases of not more than 50 years from the respective balance sheet dates. The cost of such leasehold land is amortized on a straight-line basis over the respective terms of the leases.

All land in other regions of the PRC is owned by the PRC government. The government in the PRC, according to PRC law, may sell the right to use the land for a specified period of time. Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land and are classified as land use rights in the consolidated balance sheet. They are amortized on a straight-line basis over the respective term of the right to use the land. The land use right certificate in respect of the land in Wuxi with carrying amount of $3,834 has been issued by the relevant government authority in the PRC on March 4, 2014.

Since August 1, 2009, in order to reflect a more reasonable estimation on the useful lives of the property, plant and equipment, the Company computed depreciation expenses using the straight-line method at the following depreciation rates:

Classification	Prior to August 1, 2009	Years
Land use rights	50 years	50 years
Buildings	20 to 50 years	20 years
Machinery and equipment	4 to 12 years	4 years
Leasehold improvements	shorter of lease term or 7 years	shorter of lease term or 4 years
Furniture and fixtures	4 to 8 years	4 years
Automobiles	4 to 6 years	4 years
Tools and molds	4 to 6 years	2 years

Goodwill
(h)	Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. In 2011, the Company operated in two reporting units, which are its reportable segments of TCA and CECP. If business conditions or other factors cause the profitability and cash flows of a segment to decline, the Company may be required to record impairment charges for goodwill at that time. The goodwill impairment review is a two-step process in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 350-20 “Goodwill”. First step consists of a comparison of the fair value of a reporting unit with its carrying value. An impairment loss may be recognized if the review indicates that the carrying value of a reporting unit exceeds its fair value. Estimates of fair value are primarily determined by using discounted cash flows method. If the carrying amount of a reporting unit exceeds its fair value, second step requires the fair value of the reporting unit to be allocated to all of the assets and liabilities (including any unrecognized intangible assets) of that reporting unit, resulting in an implied fair value of goodwill. If the carrying amount of the goodwill of the reporting unit exceeds the implied fair value, an impairment loss is recognized which is equal to the excess of the carrying amount over the fair value.

The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment loss recognized. Discounted cash flow methodology is based on a number of estimates and assumptions, including the projected future operating results of the reporting unit, discount rate, long-term growth rate and appropriate market comparables.

Impairment loss on goodwill of the CECP reporting unit of $2,951 was identified and recognized in 2011. Goodwill has been fully impaired since December 31, 2011.

Impairment or disposal of long-lived assets
(i)	Impairment or disposal of long-lived assets

Long-lived assets are included in impairment evaluations when events and circumstances exist that indicate the carrying value of these assets may not be recoverable. In accordance with FASB ASC 360 “Property, Plant and Equipment”, the Company assesses the recoverability of the carrying value of long-lived assets by first grouping its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities (the asset group) and, secondly, estimating the undiscounted future cash flows that are directly associated with and expected to arise from the use of and eventual disposition of such asset group. The Company estimates the undiscounted cash flows over the remaining useful life of the primary asset within the asset group. If the carrying value of the asset group exceeds the estimated undiscounted cash flows, the Company recognizes an impairment loss to the extent the carrying value of the long-lived asset exceeds its fair value. The Company determines fair value through quoted market prices in active markets or, if quotations of market prices are unavailable, through the performance of internal analysis using a discounted cash flow methodology or obtains external appraisals from independent valuation firms. The undiscounted and discounted cash flow analyses based on a number of estimates and assumptions, including the expected period over which the asset will be utilized, projected future operating results of the asset group, discount rate and long-term growth rate.

Long-lived assets to be disposed of are stated at the lower of fair value or carrying value. Expected future operating losses from discontinued operations are recorded in the periods in which the losses are incurred. In view of the sustained level of the Company’s stock price during 2011 and our resulting market capitalization throughout 2011 at a level below our recorded book value at December 31, 2011, in accordance with FASB ASC 360 “Property, Plant and Equipment”, the Company conducted a review of Nam Tai’s long-lived assets for potential impairment.

In 2011, management assessed and determined that there were no events or changes in circumstances to indicate that the carrying amounts of long-lived assets in Nam Tai’s Shenzhen facilities were not recoverable and there were no impairment tests conducted with respect to those assets. However, in view of the continuous operating losses and negative cash flows in Nam Tai’s Wuxi facilities, the Company assessed the impairment of its long-lived assets used in the Wuxi facilities, by comparing the undiscounted cash flows with the carrying amounts of the assets. The results indicated that the carrying amounts of the Company’s long-lived assets at December 31, 2011 were less than the undiscounted cash flows.

In 2012, management assessed and determined that there were no events or changes in circumstances to indicate that the carrying amount of long-lived assets in Nam Tai’s Shenzhen facilities were not recoverable and there were no impairment tests conducted with respect to those assets. In view of the fluctuations of future customer orders in Wuxi, the Company assessed the impairment of its long-lived assets used in the Wuxi facilities, by comparing the undiscounted cash flows with the carrying amounts of the assets. The results indicated the carrying amounts of the company’s long-lived assets at December 31, 2012 were less than the undiscounted cash flows.

In 2013, in view of the cessation of the core business of Liquid Crystal Display Modules (“LCM”) production in Shenzhen, which is classified as TCA segment, by the end of April 2014, the Company assessed the impairment of its long-lived assets used in the Shenzhen facilities, by comparing the undiscounted cash flows with the carrying amounts of the assets. The results indicated the carrying amounts of the Company’s long-lived assets at December 31, 2013 were less than the undiscounted cash flows.

No impairment was recognized in respect of the Company’s long-lived assets for the years ended December 31, 2011, 2012 and 2013.

A loss of $34,955 was recognized to write down the long-lived assets to their fair values upon reclassification to assets held for sale.

Assets held for sale
(j)	Assets held for sale

Long-lived assets or asset groups that are part of a disposal group that meets the criteria to be classified as held for sale are not assessed for impairment but rather if fair value, less cost to sell, of the disposal group is less than its carrying value a loss is recorded against the disposal group.

Accruals and provisions for loss contingencies
(k)	Accruals and provisions for loss contingencies

The Company makes provisions for all loss contingencies when information available prior to the issuance of the consolidated financial statements indicates that it is probable that an asset has been impaired or a liability has been incurred at the date of the consolidated financial statements and the amount of loss can be reasonably estimated.

For provisions or accruals related to litigation, the Company makes provisions based on information from legal counsels and the best estimation of management. The Company assesses the potential liability for the significant legal proceedings in accordance with FASB ASC 450 “Contingencies”. FASB ASC 450 requires a liability to be recorded if the contingency loss is probable and the amount of loss can be reasonably estimated. The actual resolution of the contingency may differ from the Company’s estimates. If the contingency is settled for an amount greater than the estimate, a future charge to income would result. Likewise, if the contingency is settled for an amount that is less than our estimate, a future credit to income would result.

Revenue recognition
(l)	Revenue recognition

The Company recognizes revenue when all of the following conditions are met:

•	Persuasive evidence of an arrangement exists;

•	Delivery has occurred or services have been rendered;

•	Price to the customer is fixed or determinable; and

•	Collectability is reasonably assured.

Revenue from sales of products is recognized when the title is passed to customers upon shipment and when collectability is reasonably assured. The Company does not provide its customers with the right of return (except for quality), price protection, rebates or discounts. There are no customer acceptance provisions associated with the Company’s products, except for quality. All sales are based on firm customer orders with fixed terms and conditions, which generally cannot be modified.

Shipping and handling costs
(m)	Shipping and handling costs

Shipping and handling costs are classified as cost of sales for materials purchased and selling expenses for those costs incurred in the delivery of finished products. During the years ended December 31, 2011, 2012 and 2013, shipping and handling costs classified as costs of sales were $366, $227 and $14, respectively. During the years ended December 31, 2011, 2012 and 2013, shipping and handling costs classified as selling expenses were $428, $301 and $104, respectively.

Research and development costs
(n)	Research and development costs

Research and development costs are incurred in the development of new products and processes, including significant improvements and refinements to existing products and are expensed as incurred.

Advertising expenses
(o)	Advertising expenses
The Company expenses advertising costs as incurred. Advertising expenses were nil, $348 and $1 for the year ended December 31, 2011, 2012 and 2013, respectively.
Staff retirement plan costs
(p)	Staff retirement plan costs
The Company’s costs related to the staff retirement plans (see Note 16) are charged to the consolidated statement of comprehensive income as incurred.
Income taxes
(q)	Income taxes

Deferred income taxes are provided using the asset and liability method in accordance with FASB ASC 740 “Income Taxes”. Under this method, deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the consolidated financial statements or the expected date of reversal of the timing differences. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized.

FASB ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements, and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides accounting guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Interest and penalties from tax assessments, if any, are included in income taxes in the consolidated statement of comprehensive income.

Foreign currency transactions and translations
(r)	Foreign currency transactions and translations

All transactions in currencies other than functional currencies during the year are translated at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the consolidated statement of comprehensive income.

The functional currencies of the Company and its subsidiaries include the U.S. dollar and the Hong Kong dollar. The financial statements of all subsidiaries are translated in accordance with FASB ASC 830 “Foreign Currency Matters”.

All assets and liabilities are translated at the rates of exchange ruling at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries’ financial statements are recorded as a component of comprehensive income.

Earnings per share
(s)	Earnings per share

Basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the year.

Diluted earnings per share gives effect to all dilutive potential common shares outstanding during the year. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.

Stock options
(t)	Stock options

The Company has two stock-based employee compensation plans, as more fully described in Note 14(b). The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost is recognized over the period during which an employee is required to provide service, the requisite service period (usually the vesting period), in exchange for the award. The grant-date fair value of employee share options and similar instruments are estimated using option-pricing models. If the award is modified after the grant date, incremental compensation cost is recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

Use of estimates
(u)	Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive loss
(v)	Comprehensive loss
Accumulated other comprehensive loss represents principally foreign currency translation adjustments and is included in the consolidated statement of changes in equity.
Fair value of financial instruments
(w)	Fair value of financial instruments

The Company follows FASB ASC 820 “Fair Value Measurements and Disclosures” to measure its assets and liabilities.

Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and based the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

The carrying amounts of cash and cash equivalents, fixed deposits maturing over three months, accounts receivable, other receivables, notes payable, accrued expenses and accounts payable, trust receipt loans, other payables, short term borrowings, and dividend payable approximate their fair values due to the short term nature of these instruments.

The fair value of the Company’s derivative financial instruments is detailed in Note 4.

As of December 31, 2012 and 2013, the Company did not have any non financial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements, at least annually, on a recurring basis.

Concentration of other risk
(x)	Concentration of other risk

The market for our products is characterized by rapidly changing technology and evolving industry standards. The Company’s results of operations are affected by a wide variety of factors, including general economic conditions; manufacturing capacity; the ability to manufacture efficiently; demand for the Company’s products; competition and intellectual property in a rapidly evolving market. As a result, the Company may experience substantial period-to-period fluctuations in future operating results due to the factors mentioned above.

Recent changes in accounting standards
(y)	Recent changes in accounting standards

In March 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-05, “Foreign Currency Matters (Topic 830)”. The objective of this Update is to resolve the diversity in practice about whether Subtopic 810-10, Consolidation—Overall, or Subtopic 830-30, Foreign Currency Matters—Translation of Financial Statements, applies to the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity. This accounting standard update is effective prospectively for annual and interim periods beginning after December 31, 2013. The Company believes that its adoption of this Update will not have any material impact on its consolidated financial statements.

In April 2013, the FASB issued ASU 2013-07, “Presentation of Financial Statements (Topic 205), Liquidation of Accounting”. The amendments of this Update are being issued to clarify when an entity should apply the liquidation basis of accounting. The amendments require an entity to prepare its financial statements using the liquidation basis of accounting when liquidation is imminent. In addition, the guidance provides principles for the recognition and measurement of assets and liabilities and requirements for financial statements prepared using the liquidation basis so accounting. The amendments apply to all entities that issue financial statements that are presented in conformity with U.S. GAAP except investment companies that are regulated under the Investment Company Act of 1940. The amendments are effective for entities that determine liquidation imminent during annual reporting periods beginning after December 15, 2013. The Company does not expect the adoption of this Update will have material impact on its consolidated financial statements.

In July 2013, the FASB issued ASU 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists”. The current practice in FASB ASC 740, “Income Taxes” does not include explicit guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The objective of this Update is to eliminate the diversity in practice in the presentation of unrecognized tax benefits. This accounting standard update is effective for fiscal years, and interim within those years, beginning after December 15, 2013. Early adoption is permitted. The Company believes that its adoption of this Update will not have any material impact on its consolidated financial statements.